Real Estate Owned (Details) - Schedule of activity in real estate owned - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Activity In Real Estate Owned Abstract
Balance at beginning of year	$ 82	$ 640
Loans transferred to real estate owned	45	358
Capitalized expenditures		1
Valuation adjustments		(19)
Disposals	(117)	(898)
Balance at end of year	$ 10	$ 82